PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,	December 31,
	2022	2021
Building	$4,322,359	$4,322,359
Electronic devices	658,691	674,497
Office equipment, fixtures and furniture	63,322	71,865
Vehicle	30,788	237,705
Subtotal	5,075,160	5,306,426
Less: accumulated depreciation and amortization	(1,211,833)	(1,157,281)
Less: impairment	(28,676)	—
Total	$3,834,651	$4,149,145

The depreciation expenses for the years ended December 31, 2022, 2021 and 2020 was $278,562, $ 411,020 and $268,233, respectively.